Post balance sheet events	6 Months Ended
Mar. 31, 2026
Post balance sheet events
Post balance sheet events
13.	Post balance sheet events
On May 1, 2026, Arqit’s board of directors appointed Cristina Levis as a Class I independent director and as a member of the Company’s Audit Committee.